Other current assets and liabilities - Other Current Assets (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Consumption tax receivable	¥ 374	¥ 569
Prepaid expenses	785	465
Others	115	1
Total	¥ 1,274	¥ 1,035